Document and Entity Information Document and Entity Information	Dec. 31, 2022	Nov. 14, 2022
Document and Entity Information [Abstract]
Document Type		8-K
Document Period End Date		Nov. 14, 2022
Entity Registrant Name		KAMAN CORPORATION
Entity Incorporation, State or Country Code		CT
Entity File Number		001-35419
Entity Tax Identification Number		06-0613548
Entity Address, Address Line One		1332 Blue Hills Avenue,
Entity Address, City or Town		Bloomfield,
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06002
City Area Code		(860)
Local Phone Number		243-7100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock ($1 par value per share)
Trading Symbol		KAMN
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000054381
Amendment Flag		false
Current Fiscal Year End Date	--12-31